Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations:
Profit for the year		$ 2,214	$ 2,468	$ 2,338
Other comprehensive income (loss):
Exchange movements on foreign operations arising during the year		(180)	233	152
Valuation movements on retained interest in Jackson classified as available-for-sale securities		250
Related tax				(15)
Total items that may be reclassified subsequently to profit or loss		70	233	137
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax				(89)
Total comprehensive income (loss) from continuing operations		2,284	2,701	2,386
Discontinued operations:
Total comprehensive (loss) income for the year		(4,784)	2,710	6,390
Equity holders of the Company:
From continuing operations		2,277	2,697	2,375
Total comprehensive (loss) income for the year		(4,006)	2,657	6,379
Non-controlling interests:
From continuing operations		7	4	11
Total comprehensive (loss) income, attributable to non-controlling interests		(778)	53	11
Total comprehensive (loss) income for the year		(4,784)	2,710	6,390
Discontinued US operations
Discontinued operations:
Loss for the year	[1]	(5,027)	(283)	(385)
Valuation movements on available-for-sale debt securities, net of related change in amortisation of deferred acquisition costs and related tax		(763)	292	2,679
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger		(1,278)
Total comprehensive (loss) income from discontinued operations		(7,068)	9	2,294
Equity holders of the Company:
From discontinued operations		(6,283)	(40)	2,294
Non-controlling interests:
From discontinued US operations		$ (785)	$ 49	0
Discontinued UK and Europe operations
Discontinued operations:
Loss for the year	[1]			(1,161)
Total comprehensive (loss) income from discontinued operations	[2]			1,710
Equity holders of the Company:
From discontinued operations				$ 1,710

[1]	Loss from discontinued operations represents the aggregate of the post-tax results during the year up to demerger and the remeasurement adjustment to the carrying value of the business and recycling of cumulative reserves from other comprehensive income upon demerger (see note D1.2 and note D1.3).
[2]	The $2,808 million movement in translation reserve from discontinued operations was recognised in other comprehensive income and represented an exchange gain of $140 million on translating the results from discontinued operations during the period of ownership in 2019 and the recycling of the cumulative exchange loss of $2,668 million through the profit or loss upon the demerger. The Group's accounting principles on foreign exchange translation are described in note A1.